Non-current assets - Financial assets - Summary of non-current assets - financial assets (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Non-current financial assets at fair value through profit or loss [line items]
Financial assets	$ 168	$ 4,335
Listed ordinary shares [member] | Financial assets at fair value through profit or loss [member]
Non-current financial assets at fair value through profit or loss [line items]
Financial assets	25
Listed ordinary shares [member] | Financial assets available-for-sale [member]
Non-current financial assets at fair value through profit or loss [line items]
Financial assets		3,680
Unlisted shares and options [member] | Financial assets at fair value through profit or loss [member]
Non-current financial assets at fair value through profit or loss [line items]
Financial assets	$ 143	$ 655